[Letterhead of Pacific Life Insurance Company]
CHARLENE GRANT, ESQ.
Assistant Vice President
Variable Products & Fund Compliance
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
December 18, 2008
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company File No. 333-153027, M’s Versatile Product – Survivorship II Last Survivor Flexible Premium Variable Life Insurance Policy
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) that the supplement dated December 15, 2008 to the prospectus dated November 6, 2008 for M’s Versatile Product – Survivorship II Last Survivor Flexible Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) do not differ from those contained in the Separate Account’s Post-Effective Amendment No. 1 on Form N-6 which was filed electronically with the Commission on December 12, 2008.
Sincerely,
/s/ CHARLENE GRANT
Charlene Grant